Artisan Global Discovery Fund Expense Example - Artisan Global Discovery Fund	Sep. 30, 2024 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 144
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	788
Expense Example, with Redemption, 10 Years	1,732
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,692
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	$ 1,340